Derivatives (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CounterParties	Dec. 31, 2012
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	$ 84	$ 72
Fair Value of Derivative Instruments, Liabilities	110	106
Year-on-year currency effects impact on net income, including hedging impact	(74)	(103)
Year-on-year derivative and other transaction gains and (losses) impact	(12)	49
Number of primary derivative counterparties	11
Number of master netting agreements supported by primary counterparty's parent guarantee	1
Number of credit support agreements by primary counterparty	10
Derivatives designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	33	62
Fair Value of Derivative Instruments, Liabilities	42	86
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	24	39
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	35	85
Derivatives designated as hedging instruments | Commodity price swap contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	1	0
Derivatives designated as hedging instruments | Commodity price swap contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	0	1
Derivatives designated as hedging instruments | Interest rate swap contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	8	23
Derivatives designated as hedging instruments | Interest rate swap contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	7	0
Derivatives not designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	51	10
Fair Value of Derivative Instruments, Liabilities	68	20
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	51	10
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	$ 68	$ 20